Asset retirement obligations - Schedule of Changes in Asset Retirement Obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Changes In Asset Retirement Obligation Abstract
Asset retirement obligation, beginning of year	$ 751,834	$ 549,171
Liabilities incurred	0	124,184
Changes in estimated obligations	(16,000)	0
Accretion of expense	70,965	78,479
Asset retirement obligation, end of year	$ 806,799	$ 751,834